Supplemental Guarantor Financial Information - Additional Information (Detail) - USD ($)	May 15, 2019	Apr. 25, 2019	Feb. 11, 2019	Jan. 23, 2019	Apr. 04, 2018	Aug. 21, 2017	Dec. 16, 2016	Jan. 25, 2016	Jan. 27, 2014	Jan. 17, 2013	Jul. 16, 2012	May 14, 2011	Jan. 24, 2011	Jan. 06, 2010	Nov. 12, 2019	Oct. 29, 2019	Nov. 13, 2018	Mar. 14, 2011
Disclosure of supplemental guarantor information [line items]
Notes issued													$ 500,000,000	$ 500,000,000
Maturity date													15 February 2021	2040
Remaining principal														$ 240,000,000
Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued							$ 2,100,000,000
Principal amount								$ 34,500,000,000	$ 2,300,000,000						$ 725,000,000	$ 525,000,000
Repayments of bonds, notes and debentures		$ 315,000,000
Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 15,500,000,000
Principal amount					$ 10,000,000,000
8.2% notes due on 2039 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued												$ 1,250,000,000
Interest rate																		8.20%
Maturity date												2039
4.439% notes due 2048 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued						$ 1,700,000,000
Interest rate						4.439%
Maturity date						2048
3.500% fixed rate note due on 2024 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued			$ 846,000,000
Interest rate			3.50%
Maturity date			2024
Fixed interest rate [member]
Disclosure of supplemental guarantor information [line items]
Interest rate													4.375%	6.375%
Fixed interest rate [member] | Notes due 2022 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued											$ 3,000,000,000
Interest rate					4.00%						2.50%
Maturity date											2022
Fixed interest rate [member] | Notes due 2022 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate			2.50%
Fixed interest rate [member] | Notes due 2042 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued											$ 1,000,000,000
Interest rate											3.75%
Maturity date											2042
Fixed interest rate [member] | Notes due 2023 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued										$ 600,000,000
Interest rate										2.625%
Maturity date										2023
Fixed interest rate [member] | Notes due 2023 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued			$ 2,900,000,000
Interest rate			3.30%					3.65%
Maturity date			2023
Fixed interest rate [member] | Notes Due 2043 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued										$ 750,000,000
Interest rate										4.00%
Maturity date										2043
Fixed interest rate [member] | Notes due 2019 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued									$ 865,000,000
Principal amount								$ 6,000,000,000
Fixed interest rate [member] | Notes Due 2024 [Member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate									3.70%
Maturity date			2022						2024
Fixed interest rate [member] | Notes Due 2024 [Member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued			$ 1,300,000,000
Fixed interest rate [member] | Notes due 2044 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued									$ 850,000,000
Interest rate									4.625%
Maturity date									2044
Fixed interest rate [member] | Notes due 2021 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued			$ 215,000,000					$ 11,000,000,000
Interest rate			4.375%					3.30%
Maturity date			2021					2026
Fixed interest rate [member] | Notes due 2026 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued			$ 812,000,000					$ 6,000,000,000
Interest rate								4.70%
Maturity date								2036
Fixed interest rate [member] | Notes due 2026 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 3,300,000,000		5,100,000,000
Interest rate	3.65%
Maturity date	2026
Notes Exchanged Principal Amount																	$ 8,500,000,000
Fixed interest rate [member] | Notes due 2036 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued								$ 11,000,000,000
Maturity date								2046
Fixed interest rate [member] | Notes due 2036 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 5,300,000,000
Interest rate	4.70%
Maturity date	2036
Notes Exchanged Principal Amount																	5,400,000,000
Fixed interest rate [member] | Notes due 2046 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate								4.90%
Maturity date								2021
Fixed interest rate [member] | Notes due 2046 [member] | Anheuser Busch InBev Worldwide Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued	$ 9,500,000,000
Interest rate	4.90%
Maturity date	2046
Notes Exchanged Principal Amount																	$ 9,500,000,000
Fixed interest rate [member] | Notes due 2033 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued							$ 298,000,000
Interest rate							6.625%
Maturity date							2033
Fixed interest rate [member] | Notes due 2035 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued							$ 300,000,000
Interest rate							5.875%
Maturity date							2035
Fixed interest rate [member] | Notes due 2042 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued							$ 1,490,000,000
Interest rate							4.95%
Maturity date							2042
Fixed interest rate [member] | Notes due 2048 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 2,500,000,000
Interest rate					4.60%
Maturity date					2048
Fixed interest rate [member] | Notes due 2024 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 1,500,000,000
Interest rate					3.50%
Maturity date					2024
Fixed interest rate [member] | Notes due 2028 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 2,500,000,000
Maturity date					2028
Fixed interest rate [member] | Notes due 2038 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 1,500,000,000
Maturity date					2038
Fixed interest rate [member] | Notes due 2038 [Member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate					4.375%
Fixed interest rate [member] | Notes due 2058 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 1,500,000,000
Interest rate					4.75%
Maturity date					2058
Fixed interest rate [member] | Notes due 2029 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 4,300,000,000
Interest rate				4.75%
Maturity date				2029
Fixed interest rate [member] | Notes due 2049 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 4,000,000,000
Interest rate				5.55%
Maturity date				2049
Fixed interest rate [member] | Notes due 2025 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 2,500,000,000
Interest rate				4.15%
Maturity date				2025
Fixed interest rate [member] | Notes due 2039 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 2,000,000,000
Interest rate				5.45%
Maturity date				2039
Fixed interest rate [member] | Notes due 2059 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 2,000,000,000
Interest rate				5.80%
Maturity date				2059
Fixed interest rate [member] | Notes due 2031 [Member]
Disclosure of supplemental guarantor information [line items]
Notes issued				$ 750,000,000
Interest rate				4.90%
Maturity date				2031
Floating interest rate [member] | Notes due 2021 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued								$ 500,000,000
Floating interest rate [member] | Notes due 2021 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued			$ 189,000,000
Maturity date			2021
Floating interest rate [member] | Notes due 2024 [member]
Disclosure of supplemental guarantor information [line items]
Notes issued					$ 500,000,000
Maturity date					2024
Floating interest rate [member] | Notes due 2024 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Notes issued			$ 271,000,000
Maturity date			2024
Floating interest rate above three-month LIBOR [Member] | Notes Due 2024 [Member]
Disclosure of supplemental guarantor information [line items]
Interest rate					0.74%
Floating interest rate above three-month LIBOR [Member] | Notes due 2021 [member] | Anheuser Busch InBev Finance Inc. [member]
Disclosure of supplemental guarantor information [line items]
Interest rate								126.00%
Floating interest rate above three-month LIBOR [Member] | Notes due 2024 [member]
Disclosure of supplemental guarantor information [line items]
Interest rate					74.00%